Warrants (Details Narrative)		9 Months Ended			12 Months Ended
	Jan. 02, 2022 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2021 CAD ($) shares	Sep. 30, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		2 years 14 days	2 years 14 days
Issuance of private placement shares | shares					3,776,249	3,776,249
Number of stock issued for exercise of warrants | shares					4,068,080	4,068,080
Value of stock issued for exercise of warrants					$ 163,162
Expected dividend as percentage, share options granted		0.00%	0.00%	0.00%
Expected volatility, share options granted		175.00%	175.00%
Risk free interest rate, share options granted		3.05%	3.05%
Issuance of warrants | shares		4,155,750	4,155,750
Prepaid expenses		$ (4,690,853)		$ (411,273)
Payments reduction of debt		$ 43,272	$ 56,137
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted				245.00%
Risk free interest rate, share options granted				33.00%
Excercise price | (per share)		$ 0.07					$ 0.10
Top of range [member]
IfrsStatementLineItems [Line Items]
Expected volatility, share options granted				257.00%
Risk free interest rate, share options granted				79.00%
Excercise price | (per share)		$ 0.12					0.16
Warrants [member]
IfrsStatementLineItems [Line Items]
Weighted average remaining contractual life of outstanding share options		1 year 10 months 28 days	1 year 10 months 28 days
Fair value of warrants						$ 472,899
Expected dividend as percentage, share options granted		0.00%	0.00%
Expected volatility, share options granted		154.00%	154.00%
Total gross proceeds		$ 550,735	$ 725,681
Prepaid expenses		450,735	595,945
Payments reduction of debt		$ 100,000	$ 129,736
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted		1.21%	1.21%
Excercise price | (per share)		$ 0.07					0.10
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted		1.30%	1.30%
Excercise price | (per share)		$ 0.23					$ 0.31
Warrants [member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants	$ 288,618	$ 294,373
Expected dividend as percentage, share options granted		0.00%	0.00%		0.00%	0.00%
Expected volatility, share options granted		135.00%	135.00%		159.00%	159.00%
Risk free interest rate, share options granted		3.05%	3.05%		0.89%	0.89%
Expected life					1 year 6 months 21 days	1 year 6 months 21 days
FAir value of warrants		$ 425,611
Warrants [member] | Private placements [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Expected life		8 months 4 days	8 months 4 days
Warrants [member] | Private placements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Expected life		1 year 3 months	1 year 3 months
Warrants And Finders Warrants [Member] | Private placements [member]
IfrsStatementLineItems [Line Items]
Issuance of common shares | shares		62,790,299	62,790,299